UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2012

Item 1. Schedule of Investments.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Aerospace & Defense - 2.4%
Cubic Corp.	127,500	$6,130,200

Auto Components - 2.1%
TRW Automotive Holdings Corp.*	149,275	5,487,349

Chemicals - 2.7%
Ecolab, Inc.	101,600	6,962,648

Communications Equipment - 1.6%
F5 Networks, Inc.*	41,150	4,096,894

Computers & Peripherals - 2.8%
NCR Corp.*	315,375	7,168,474

Consumer Finance - 2.3%
World Acceptance Corp.*	89,625	5,897,325

Containers & Packaging - 2.8%
Ball Corp.	179,375	7,363,344

Diversified Consumer Services - 4.7%
Coinstar, Inc.*	102,550	7,041,083
Sotheby's	153,275	5,113,254
		12,154,337

Diversified Financial Services - 1.9%
IntercontinentalExchange, Inc.*	35,750	4,861,285

Electronic Equipment & Instruments - 2.3%
SYNNEX Corp.*	172,600	5,952,974

Energy Equipment & Services - 5.0%
FMC Technologies, Inc.*	147,925	5,803,098
RPC, Inc.	605,150	7,195,233
		12,998,331

Food Products - 2.2%
Ingredion, Inc.	114,625	5,676,230

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	126,600	4,981,710
Chemed Corp.	61,950	3,744,258
WellCare Health Plans, Inc.*	101,450	5,376,850
		14,102,818

Household Products - 3.5%
Church & Dwight Co., Inc.	164,350	9,116,494

Insurance - 2.3%
Torchmark Corp.	118,575	5,993,966

Internet & Catalog Retail - 3.0%
Expedia, Inc.	163,050	7,837,813

IT Services - 10.7%
Global Payments, Inc.	72,700	3,142,821
Lender Processing Services, Inc.	128,400	3,245,952
Syntel, Inc.	130,525	7,922,867
Teradata Corp.*	89,350	6,434,094
Wright Express Corp.*	114,175	7,046,881
		27,792,615

Leisure Equipment & Products - 2.7%
Polaris Industries, Inc.	98,350	7,030,058

Life Sciences - Tools & Services - 2.0%
Mettler-Toledo International, Inc.*	33,700	5,252,145

Machinery - 6.7%
Actuant Corp.	237,950	6,462,722
AGCO Corp.*	92,700	4,239,171
Valmont Industries, Inc.	55,675	6,735,005
		17,436,898

Media - 1.8%
Gannett Co., Inc.	317,325	4,674,197

Metals & Mining - 2.7%
Reliance Steel & Aluminum Co.	137,100	6,923,550

Oil, Gas & Consumable Fuels - 2.0%
Denbury Resources, Inc.*	343,825	5,195,196

Pharmaceuticals - 5.5%
Endo Health Solutions, Inc.*	191,575	5,934,994
Questcor Pharmaceuticals, Inc.*	157,500	8,385,300
		14,320,294

Road & Rail - 2.6%
Landstar System, Inc.	127,400	6,589,128

Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corp.*	131,850	4,976,019

Specialty Retail - 7.6%
ANN, Inc.*	282,800	7,208,572
Ross Stores, Inc.	125,900	7,864,973
The Buckle, Inc.	119,675	4,735,540
		19,809,085

Trading Companies & Distributors - 3.2%
WESCO International, Inc.*	141,550	8,146,202

Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc.*	336,000	2,032,800

Total Equity Securities (Cost $226,639,089)		251,978,669

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14 (b)(i)(r)	$1,419,488	1,414,605

Total High Social Impact Investments (Cost $1,419,488)		1,414,605

TIME DEPOSIT - 2.1%
State Street Bank Time Deposit, 0.128%, 7/2/12	5,327,261	5,327,261

Total Time Deposit (Cost $5,327,261)		5,327,261

TOTAL INVESTMENTS (Cost $233,385,838) - 99.9%		258,720,535
Other assets and liabilities, net - 0.1%		237,463
NET ASSETS - 100%		$258,957,998

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.5% of the net assets of the fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14	7/1/11	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 94.5%	SHARES	VALUE
Australia - 1.1%
Amcor Ltd. (ADR)	3,181	$92,376
QR National Ltd.	301,655	1,057,967
Santos Ltd.	91,149	1,001,280
Sims Metal Management Ltd.	72,641	719,695
Sims Metal Management Ltd. (ADR)	36,251	358,885
		3,230,203

Austria - 0.0%
Erste Group Bank AG (ADR)*	5,237	49,751
Telekom Austria AG (ADR)	271	5,344
Verbund AG (ADR)	507	2,272
		57,367

Belgium - 0.0%
Ageas (ADR)	2,056	3,906
Delhaize Group SA (ADR)	2,364	86,782
		90,688

Brazil - 2.8%
BM&FBOVESPA SA	169,393	864,143
Itau Unibanco Holding SA (ADR)	217,700	3,030,384
Natura Cosmeticos SA	188,499	4,409,333
		8,303,860

Canada - 5.8%
Canadian National Railway Co.:
New York Exchange	16,907	1,426,613
Toronto Exchange	82,124	6,938,694
Cenovus Energy, Inc.	97,000	3,081,193
EnCana Corp. New York Exchange	29,499	614,464
Potash Corporation of Saskatchewan, Inc.	116,844	5,104,914
Suncor Energy, Inc. New York Exchange	6,475	187,451
		17,353,329

China - 0.7%
China Merchants Bank Co. Ltd.	1,051,915	1,992,474

Denmark - 1.9%
Danske Bank A/S (ADR)*	15,792	111,334
H Lundbeck A/S (ADR)*	3,480	71,270
Novo Nordisk A/S, Series B	36,842	5,335,420
Novozymes A/S (ADR)	1,844	47,575
		5,565,599

Finland - 0.0%
Metso Oyj (ADR)	420	14,406
Nokia Oyj (ADR)	7,964	16,485
Outotec Oyj	299	13,726
Sampo Oyj (ADR)	6,861	88,781
		133,398

France - 8.7%
Air France-KLM (ADR)*	2,564	12,230
Air Liquide SA	49,111	5,624,593
Air Liquide SA (ADR)	8,449	192,133
AXA SA (ADR)	18,230	243,006
BNP Paribas SA (ADR)	7,862	151,894
Cap Gemini SA (ADR)	207	3,819
Carrefour SA (ADR)	27,123	94,659
Cie Generale des Etablissements Michelin, Common Series B	40,969	2,682,316
Cie Generale d'Optique Essilor International SA (ADR)	1,395	64,853
Credit Agricole SA (ADR)*	33,364	72,400
Danone SA	88,366	5,491,605
Danone SA (ADR)	27,083	335,287
Dassault Systemes SA	21,321	2,004,994
L'Oreal SA (ADR)	4,044	94,630
Publicis Groupe	99,800	4,568,698
Sanofi SA	26,369	2,001,643
Sanofi SA (ADR)	11,115	419,925
Schneider Electric SA	24,631	1,373,817
Schneider Electric SA (ADR)	11,305	125,486
Suez Environnement Co. (ADR)	1,758	9,370
Valeo SA (ADR)	5,507	113,444
Veolia Environnement SA (ADR)	21,929	276,744
		25,957,546

Germany - 9.1%
Adidas AG	95,747	6,874,299
Aixtron SE (ADR)	23,607	337,816
Allianz SE	25,700	2,586,915
Allianz SE (ADR)	70,176	701,058
Brenntag AG	8,911	986,818
Celesio AG (ADR)	942	3,052
Commerzbank AG (ADR)*	999	1,708
Continental AG	13,853	1,155,961
Continental AG (ADR)	61	5,021
Deutsche Post AG (ADR)	7,514	132,472
Henkel AG & Co. KGaA	24,363	1,351,500
K+S AG (ADR)	1,685	38,654
Kabel Deutschland Holding AG*	49,300	3,071,226
Merck KGaA (ADR)	345	11,461
ProSiebenSat.1 Media AG, Preferred	33,868	756,811
SAP AG	82,648	4,885,669
SAP AG (ADR)	17,919	1,063,672
Volkswagen AG, Preferred	17,107	2,715,059
Volkswagen AG (ADR), Preferred	9,371	295,655
		26,974,827

Greece - 0.0%
National Bank of Greece SA (ADR)*	49,475	84,602

Hong Kong - 3.5%
AIA Group Ltd.	386,800	1,333,786
Bank of East Asia Ltd. (ADR)	3,753	13,173
China Merchants Holdings International Co. Ltd.	914,000	2,789,852
City Telecom HK Ltd. (ADR)	58,461	580,518
Esprit Holdings Ltd. (ADR)	62,073	160,769
Hang Lung Properties Ltd. (ADR)	87,965	1,495,405
Hang Seng Bank Ltd. (ADR)	1,110	15,296
Hong Kong Exchanges and Clearing Ltd.	209,546	3,003,469
Hong Kong Exchanges and Clearing Ltd. (ADR)	3,389	48,090
Johnson Electric Holdings Ltd. (ADR)	1,074	6,444
Li & Fung Ltd. (ADR)	22,086	84,810
PCCW Ltd. (ADR)	2,456	8,940
SJM Holdings Ltd.	494,000	919,229
		10,459,781

India - 0.2%
Infosys Ltd. (ADR)	16,400	738,984

Indonesia - 0.4%
Bank Mandiri Persero Tbk PT	1,383,500	1,070,902

Ireland - 0.8%
Accenture plc	15,000	901,350
Experian plc (ADR)	11,240	158,934
Kerry Group plc	27,070	1,186,287
WPP plc (ADR)	667	40,594
		2,287,165

Israel - 2.1%
Check Point Software Technologies Ltd.*	127,731	6,334,180

Italy - 0.0%
Intesa Sanpaolo SpA (ADR)	10,926	93,199

Japan - 12.8%
Advantest Corp. (ADR)	4,514	71,186
Aeon Co. Ltd. (ADR)	3,305	41,975
Asahi Glass Co. Ltd. (ADR)	24,499	164,143
Astellas Pharma, Inc.	27,500	1,202,929
Canon, Inc.	70,903	2,843,243
Canon, Inc. (ADR)	30,411	1,214,615
Dai Nippon Printing Co. Ltd. (ADR)	22,230	172,060
Daiwa House Industry Co. Ltd. (ADR)	489	69,071
Denso Corp. (ADR)	6,160	104,905
Eisai Co. Ltd. (ADR)	254	11,112
FANUC Corp.	21,061	3,465,249
Fujitsu Ltd. (ADR)	11,218	267,661
Honda Motor Co. Ltd. (ADR)	36,718	1,272,646
KDDI Corp.	512	3,307,333
Konami Corp. (ADR)	2,378	53,434
Kubota Corp. (ADR)	7,329	337,940
Lawson, Inc.	19,200	1,345,217
Mitsubishi Estate Co. Ltd.	67,000	1,203,653
Mitsui Fudosan Co. Ltd.	73,256	1,423,124
Mizuho Financial Group, Inc. (ADR)	201,536	671,115
MS&AD Insurance Group Holdings (ADR)	34,938	302,913
Nippon Yusen KK (ADR)	89,927	468,520
Nissan Motor Co. Ltd. (ADR)*	51,937	986,803
Nitto Denko Corp. (ADR)	7,983	341,593
Nomura Holdings, Inc. (ADR)	161,596	596,289
NSK Ltd. (ADR)	1,607	20,618
NTT DoCoMo, Inc.	857	1,428,255
ORIX Corp.	9,130	851,029
ORIX Corp. (ADR)	7,678	356,797
Panasonic Corp. (ADR)	77,651	628,973
Sega Sammy Holdings, Inc. (ADR)	6,279	32,086
Seiko Epson Corp. (ADR)	9,704	48,520
Sekisui House Ltd.	138,000	1,304,320
Sharp Corp. (ADR)	27,019	135,095
Sony Corp.	51,400	732,507
Sony Corp. (ADR)	38,955	554,719
Sumitomo Mitsui Trust Holdings, Inc. (ADR)	40,720	119,310
Tokyo Gas Co. Ltd.	324,118	1,657,676
Toyota Motor Corp.	166,882	6,735,967
Toyota Motor Corp. (ADR)	17,903	1,440,833
		37,985,434

Luxembourg - 1.1%
Nielsen Holdings NV*	125,000	3,277,500

Mexico - 0.4%
FINAE, Series D, Preferred (b)(i)*	1,962,553	227,953
Grupo Financiero Banorte SAB de CV	190,500	979,152
		1,207,105

Netherlands - 2.4%
ASML Holding NV	2,469	126,956
BE Semiconductor Industries NV	4,208	29,498
Gemalto NV	18,772	1,351,399
ING Groep NV (CVA)*	178,340	1,204,465
Koninklijke Philips Electronics NV	45,962	904,073
PostNL NV (ADR)	14,217	57,153
TNT Express NV (ADR)	13,119	152,049
Yandex NV*	122,700	2,337,435
Ziggo NV*	31,077	994,593
		7,157,621

Norway - 0.8%
DnB ASA	101,620	1,009,651
Petroleum Geo-Services ASA	76,518	936,928
Yara International ASA (ADR)	8,545	371,793
		2,318,372

Philippines - 0.6%
Philippine Long Distance Telephone Co. (ADR)	29,053	1,847,771

Portugal - 0.0%
Portugal Telecom SGPS SA (ADR)	29,155	129,740

Russia - 0.3%
X5 Retail Group NV (GDR) (e)*	32,700	743,925

Singapore - 0.5%
City Developments Ltd. (ADR)	479	4,268
Oversea-Chinese Banking Corp. Ltd.	183,830	1,283,556
Singapore Telecommunications Ltd. (ADR)	11,258	294,847
		1,582,671

South Africa - 1.5%
African Bank Investments Ltd. (ADR)	169	3,735
Aspen Pharmacare Holdings Ltd.*	85,776	1,323,481
Clicks Group Ltd.*	379,200	2,498,678
MTN Group Ltd. (ADR)	21,938	377,114
Nedbank Group Ltd. (ADR)	3,939	83,073
Tiger Brands Ltd. (ADR)	1,994	59,720
		4,345,801

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA (ADR)	43,088	304,632
Banco Santander SA (ADR)	74,002	485,453
International Consolidated Airlines Group SA (ADR)*	678	8,448
		798,533

Sweden - 4.9%
Assa Abloy AB, Series B	127,400	3,564,930
Atlas Copco AB	50,752	1,096,557
Atlas Copco AB (ADR)	2,340	50,521
Hennes & Mauritz AB, B Shares	140,454	5,053,192
SKF AB (ADR)	650	12,766
Svenska Cellulosa AB (ADR)	3,578	53,527
Svenska Handelsbanken AB	145,700	4,806,190
		14,637,683

Switzerland - 5.7%
Adecco SA (ADR)*	277	6,124
Compagnie Financiere Richemont SA	24,371	1,338,410
Credit Suisse Group AG (ADR)	33,797	619,499
Julius Baer Group Ltd.*	53,473	1,937,387
Nobel Biocare Holding AG (ADR)*	495	2,520
Novartis AG	125,005	6,977,551
Roche Holding AG (ADR)	39,128	1,691,112
STMicroelectronics NV	16,908	91,980
Swatch Group AG, Bearer Shares	9,400	3,721,758
Zurich Insurance Group AG (ADR)*	18,785	424,165
		16,810,506

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)*	75,600	1,055,376

Thailand - 0.4%
Kasikornbank PCL	224,600	1,173,234

United Kingdom - 23.7%
ARM Holdings plc	189,106	1,508,235
Aviva plc (ADR)	17,740	152,209
Barclays plc (ADR)	20,253	208,606
BG Group plc	294,893	6,045,070
BG Group plc (ADR)	42,482	872,580
British Land Co. plc (ADR)	543	4,360
British Sky Broadcasting Group plc	110,588	1,208,814
BT Group plc (ADR)	27,414	909,596
Bunzl plc (ADR)	631	52,039
Capita plc	109,331	1,125,941
Centrica plc	312,006	1,557,790
Centrica plc (ADR)	9,287	186,669
GlaxoSmithKline plc	84,866	1,927,358
HSBC Holdings plc:
Hong Kong Exchange	418,691	3,753,903
London Exchange	273,331	2,413,775
HSBC Holdings plc (ADR)	22,325	985,202
Inmarsat plc	148,188	1,141,650
J Sainsbury plc (ADR)	7,617	143,352
Johnson Matthey plc	35,284	1,225,303
Johnson Matthey plc (ADR)	141	9,816
Kingfisher plc	1,393,187	6,308,971
Legal & General Group plc (ADR)	608	6,153
Man Group plc	557,574	667,670
Man Group plc (ADR)	39,306	45,202
Old Mutual plc (ADR)	895	17,002
Pearson plc	335,083	6,665,322
Persimmon plc	124,280	1,191,063
Petrofac Ltd.	51,860	1,135,480
Prudential plc	120,559	1,398,984
Prudential plc (ADR)	60,796	1,410,467
Reckitt Benckiser Group plc	107,917	5,700,451
Reckitt Benckiser Group plc (ADR)	18,380	193,541
Sage Group plc (ADR)	7,701	134,305
Smith & Nephew plc (ADR)	15,944	797,041
SSE plc (ADR)	18,076	396,045
Standard Chartered plc (s)	223,464	4,879,169
Tate & Lyle plc	100,285	1,020,632
Tesco plc	866,586	4,218,806
Tesco plc (ADR)	44,802	654,109
Unilever plc (ADR)	44,310	1,494,576
United Utilities Group plc (ADR)	4,302	91,719
Vodafone Group plc	1,768,777	4,977,235
Vodafone Group plc (ADR)	23,339	657,693
Willis Group Holdings plc	23,200	846,568
		70,340,472

United States - 1.6%
ACCO Brands Corp.*	14,679	151,781
Bristol-Myers Squibb Co.	25,205	906,120
H.J. Heinz Co.	19,700	1,071,286
MeadWestvaco Corp.	44,502	1,279,432
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	—
Series B, Convertible Preferred (b)(i)*	20,000	—
Series C, Convertible Preferred (b)(i)*	239,764	—
Series D, Convertible Preferred (b)(i)*	45,928	—
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	—
Pricesmart, Inc.	13,928	940,279
Sealed Air Corp.	26,185	404,297
		4,753,195

Total Equity Securities (Cost $280,615,110)		280,893,043

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.9%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$587,411	511,856
Blackstone Cleantech Venture Partners (b)(i)*	60,160	44,628
China Environment Fund 2004 (b)(i)*	-	337,096
Emerald Sustainability Fund I (b)(i)*	661,912	434,054
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	323,387
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	347,969	557,555
SEAF India International Growth Fund (b)(i)*	346,209	355,761
ShoreCap International LLC (b)(i)*	-	173,389
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,873,250)		2,737,727

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
Access Bank plc, 8.477%, 8/29/12 (b)(i)	$125,000	125,000
FINAE:
Note I, 6.50%, 12/10/15 (b)(i)	250,000	250,000
Note II, 6.50%, 2/29/16 (b)(i)	500,000	500,000
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	15,080	3,770
Windhorse International-Spring Health Water Ltd., 8.00%, 3/13/13 (b)(i)	56,000	56,000

Total Venture Capital Debt Obligations (Cost $946,080)		934,770

HIGH SOCIAL IMPACT INVESTMENTS - 1.5%
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14 (b)(i)(r)	4,431,583	4,416,338

Total High Social Impact Investments (Cost $4,431,583)		4,416,338

TIME DEPOSIT - 2.3%
State Street Bank Time Deposit, 0.128%, 7/2/12	6,758,159	6,758,159

Total Time Deposit (Cost $6,758,159)		6,758,159

TOTAL INVESTMENTS (Cost $295,624,182) - 99.5%		295,740,037
Other assets and liabilities, net - 0.5%		1,373,498
NET ASSETS - 100%		$297,113,535

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.8% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 135,000 shares of Standard Chartered plc have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of June 30, 2012 totaled $226.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipts
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$125,000
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 7/1/11	587,411
Blackstone Cleantech Venture Partners LP	7/29/10 - 1/25/12	60,160
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14	7/1/11	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	661,912
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/10/15	12/10/10	250,000
Note II, 6.50%, 2/29/16	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/22/06	15,080
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 - 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 - 6/20/08	-
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	347,969
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	346,209
ShoreCap International LLC, LP	8/12/04 - 12/15/08	-
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 8.00%, 3/13/13	9/13/11	56,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Australia - 2.2%
Crown Ltd.	52,372	$457,586
Sims Metal Management Ltd.	29,600	293,264
		750,850

Austria - 2.2%
AMAG Austria Metall AG (e)	11,840	260,715
EVN AG	22,710	292,009
IMMOFINANZ AG*	66,400	211,587
		764,311

Belgium - 2.2%
NV Bekaert SA	19,700	489,511
Umicore SA	5,721	264,740
		754,251

Brazil - 2.3%
GP Investments Ltd. (BDR)*	67,238	156,947
Localiza Rent a Car SA	9,154	138,273
MRV Engenharia e Participacoes SA	33,405	154,618
Totvs SA	16,983	327,108
		776,946

Canada - 1.2%
RONA, Inc.	39,576	419,042

China - 1.3%
Ctrip.com International Ltd. (ADR)*	10,215	171,203
Mindray Medical International Ltd. (ADR)	8,899	269,551
		440,754

Denmark - 1.4%
D/S Norden A/S	18,275	485,729

France - 6.4%
Cie Generale des Etablissements Michelin, Common Series B	9,698	634,946
Eutelsat Communications SA	6,500	200,059
Nexans SA	12,261	476,501
Societe BIC SA	3,786	391,537
Vallourec SA	12,200	501,237
		2,204,280

Germany - 8.5%
Asian Bamboo AG	17,420	167,431
Deutz AG*	55,718	283,555
Hugo Boss AG	2,941	291,196
Jungheinrich AG, Preferred	13,840	402,981
Krones AG	9,195	463,763
KUKA AG*	14,084	317,065
Rational AG	1,316	314,031
Wacker Neuson SE	23,293	308,108
Wirecard AG	18,520	359,201
		2,907,331

Hong Kong - 1.2%
Digital China Holdings Ltd.	133,105	234,325
Fook Woo Group Holdings Ltd. (b)*	1,776,000	172,512
		406,837

Italy - 2.2%
Buzzi Unicem SpA	53,021	499,990
Piaggio & C SpA	103,466	259,891
		759,881

Japan - 22.8%
Amada Co. Ltd.	33,000	196,018
Autobacs Seven Co. Ltd.	3,800	186,309
Azbil Corp.	19,700	403,363
Central Glass Co. Ltd.	50,000	194,870
Chugoku Marine Paints Ltd.	70,000	339,087
Credit Saison Co. Ltd.	19,502	433,379
Daiichikosho Co. Ltd.	9,524	192,087
FamilyMart Co. Ltd.	6,729	308,546
Hokuto Corp.	20,700	414,022
Makita Corp.	8,329	293,258
Namco Bandai Holdings, Inc.	42,100	579,512
Ono Pharmaceutical Co. Ltd.	7,200	453,525
Santen Pharmaceutical Co. Ltd.	6,600	271,071
Secom Co. Ltd.	12,200	560,824
Seven Bank Ltd.	175,000	449,711
So-net Entertainment Corp.	75	298,831
Stanley Electric Co. Ltd.	24,037	371,572
Star Micronics Co. Ltd.	25,500	247,684
The Bank of Yokohama Ltd.	76,300	360,897
Toyota Industries Corp.	17,500	500,706
USS Co. Ltd.	3,422	370,168
Yamaha Corp.	40,100	413,231
		7,838,671

Malaysia - 2.6%
Guoco Group Ltd.	30,000	233,382
New Britain Palm Oil Ltd.	25,770	309,111
PureCircle Ltd.*	155,726	344,396
		886,889

Netherlands - 2.7%
Koninklijke Ahold NV	41,000	508,569
Wereldhave NV	6,547	420,468
		929,037

Norway - 3.8%
Aker ASA	10,558	292,724
Electromagnetic GeoServices ASA*	153,942	342,223
Golar LNG Ltd.	3,500	131,950
Opera Software ASA	43,771	308,698
Yara International ASA	5,050	220,875
		1,296,470

Panama - 1.3%
Banco Latinoamericano de Exportaciones SA	21,582	462,502

Puerto Rico - 0.5%
Oriental Financial Group, Inc.	14,553	161,247

Russia - 0.6%
Eurasia Drilling Co. Ltd. (GDR)	8,233	210,143

Singapore - 0.8%
Ascendas India Trust	475,500	285,353

South Korea - 4.4%
Dongbu Insurance Co. Ltd.	4,604	169,931
Mando Corp.	964	143,589
Mirae Asset Securities Co. Ltd.	14,860	406,285
NongShim Co. Ltd.	2,216	400,381
Samsung Card Co. Ltd	13,900	388,839
		1,509,025

Sweden - 2.6%
Industrivarden AB, C Shares	38,577	498,311
Intrum Justitia AB	26,698	389,109
		887,420

Switzerland - 1.7%
GAM Holding AG*	38,800	432,250
Valiant Holding*	1,336	149,650
		581,900

Taiwan - 0.5%
Synnex Technology International Corp.	67,143	164,218

Thailand - 0.2%
Thanachart Capital PCL	74,136	67,110

United Arab Emirates - 0.7%
Polarcus Ltd.*	338,701	236,122

United Kingdom - 20.0%
Admiral Group plc	19,579	366,765
Ashtead Group plc	117,095	480,518
Beazley plc	198,077	428,298
Britvic plc	34,482	178,621
Catlin Group Ltd.	92,982	621,267
Close Brothers Group plc	30,103	353,050
Colt Group SA*	163,027	320,383
Debenhams plc	223,414	303,542
Homeserve plc	91,548	224,278
Inmarsat plc	42,253	325,520
International Personal Finance plc	97,584	368,468
Investec plc	75,600	442,006
J Sainsbury plc	96,991	460,110
Lancashire Holdings Ltd.	26,179	328,646
N Brown Group plc	5,223	20,074
Provident Financial plc	17,455	333,183
WH Smith plc	32,270	275,908
Whitbread plc	20,225	646,390
William Morrison Supermarkets plc	91,100	380,789
		6,857,816

Total Equity Securities (Cost $32,191,547)		33,044,135

TIME DEPOSIT - 1.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$438,430	438,430

Total Time Deposit (Cost $438,430)		438,430

TOTAL INVESTMENTS (Cost $32,629,977) - 97.6%		33,482,565
Other assets and liabilities, net - 2.4%		840,089
NET ASSETS - 100%		$34,322,654

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
BDR: Brazilian Depositary Receipts
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.  The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation is registered as a non-diversified portfolio.  The operations of each series are accounted for separately.  International Equity and Capital Accumulation offer five classes of shares of capital stock – Classes A, B, C, I, and Y.  International Opportunities offers four classes of shares of capital stock – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase.  Class B and Class C shares have higher levels of expenses than Class A shares.  Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets (other than assets valued by the Fund’s Special Equities Committee) to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  International Equity and International Opportunities have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets

International Equity	$8,316,788	2.8%
Capital Accumulation	1,414,605	0.5%
International Opportunities	172,512	0.5%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$84,264,998	$196,400,093**	-	$280,665,091***
Venture capital	-	-	$3,900,449	3,900,449
Time deposit	-	6,758,159	-	6,758,159
Other debt obligations	-	4,416,338	-	4,416,338
TOTAL	$84,264,998	$207,574,590	$3,900,449	$295,740,037

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

*** Exclusive of $227,953 venture capital equity shown in the venture capital heading.

At June 30, 2012, a significant transfer out of Level 1 and into Level 2 occurred.

On June 30, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Equity	Venture Capital	Other Debt Obligations	Total
Balance as of 9/30/11	$4,628,672	$4,270,273	$8,898,945
Accrued discounts/premiums	-	-	-
Realized gain (loss)	(7,386)	-	(7,386)
Change in unrealized appreciation (depreciation)	(129,026)	146,065	17,039
Purchases	42,807	-	42,807
Sales	(634,618)	-	(634,618)
Transfers in and/ or out of Level 3[1]	-	(4,416,338)[2]	(4,416,338)
Balance as of 6/30/2012	$3,900,449	$0	$3,900,449

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the period ended June 30, 2012, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $17,039 for International Equity.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$251,978,669	-	-	$251,978,669
Other debt obligations	-	$6,741,866	-	6,741,866
TOTAL	$251,978,669	$6,741,866	-	$258,720,535

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,459,551	$30,412,072**	$172,512	$33,044,135
Other debt obligations	-	438,430	-	438,430
TOTAL	$2,459,551	$30,850,502	$172,512***	$33,482,565

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

*** Level 3 securities represent 0.5 % of net assets.

At June 30, 2012, a significant transfer out of Level 1 and into Level 2 occurred.

On June 30, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2012 and capital loss carryforwards as of September 30, 2011, with expiration dates:

	International Equity	Capital Accumulation	International Opportunities
Federal income tax cost of investments	$296,338,674	$233,567,931	$33,065,408

Unrealized appreciation	$26,053,980	$35,180,937	$2,587,277
Unrealized depreciation	(26,652,617)	(10,028,333)	(2,170,120)
Net unrealized appreciation/ (depreciation)	($598,637)	$25,152,604	($417,157)

Capital Loss Carryforwards

Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-16	-	($4,384,059)	-
30-Sep-17	($90,728,857)	-	($1,330,630)
30-Sep-18	(105,942,268)	-	(4,754,491)
30-Sep-19	(10,386,632)	-	(69,673)

Capital losses may be utilized to offset future taxable capital gains until expiration;  however Capital Accumulation’s use of net capital loss carryforwards acquired from Calvert MidCap Value Fund may be limited under certain tax provisions.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
gNet Defta Development Holdings LLC	$400,000	$323,387
SEAF Central & Eastern European Growth Fund LLC	347,969	557,555
TOTALS	$747,969	$880,942

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $379,256 at June 30, 2012.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2012